Investment in Equity-Accounted Joint Venture (Details)				12 Months Ended
	May 05, 2026 USD ($) $ / shares shares	Sep. 29, 2025 USD ($)	Apr. 28, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 DKK (kr)	Jun. 30, 2025 USD ($)	May 06, 2026	Apr. 29, 2026 shares	Feb. 28, 2025 shares	Jun. 05, 2024
Investment in Joint Venture [Line Items]
Equating value (in Dollars)			$ 6,850,000			$ 6,850,000
Ordinary shares issued (in Shares) | shares				14,500,000
Equity interest				50.50%
Contingent liabilities or capital commitments (in Dollars)
Cash payment				5,000,000
Bonus value				$ 423	kr 2.7
Majority vote required rate				75.00%	75.00%
Stage-1 Interest [Member]
Investment in Joint Venture [Line Items]
Equity interest rate				36.45%
Interest (in Dollars)				$ 90,000,000
Rimbal Pty Ltd [Member]
Investment in Joint Venture [Line Items]
Issued capital rate										92.50%
Ordinary shares issued (in Shares) | shares								14,500,000
Tanbreez [Member]
Investment in Joint Venture [Line Items]
Issued capital rate										92.50%
Investment (in Dollars)				$ 5,000,000
Equity interest rate				5.55%
Obligation to invest (in Dollars)		$ 36,450,000
Percentage of ownership stake		8.40%
Price per share (in Dollars per share) | $ / shares			$ 1.37
CMRL [Member]
Investment in Joint Venture [Line Items]
Ordinary shares issued (in Shares) | shares			5,000,000						5,000,000
Ordinary shares issued (in Shares) | shares	150,262
CRML shares value	$ 2,000,000
CRML’s closing share price | $ / shares	$ 13.31
60 North Greenland ApS [Member]
Investment in Joint Venture [Line Items]
Issued capital rate							70.00%
Equity interest rate				70.00%